Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to the Form S-1 is being filed to account for an amendment to the Purchase Agreement to remove the Floor Price of $0.25, such that we may put amounts to White Lion in accordance with the Purchase Agreement even where the price of our common stock falls below $0.25. We are also updating the financial statements to account for the three and nine months ended September 30, 2021 and 2020. All filing fees payable in connection with the registration of these securities were previously paid by us in connection with the filing of the Form S-1.
Document Period End Date	Sep. 30, 2021
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2021
Entity Registrant Name	Wikisoft Corp.
Entity Central Index Key	0001393781
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Non-accelerated Filer